Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Victory Institutional Funds
Central Index Key	0001289876
Amendment Flag	false
Document Creation Date	Feb. 26, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Institutional Diversified Stock Fund | Class A
Prospectus:
Trading Symbol	VIDSX